FORM 13-F


Name:        Pear Tree Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Willard L. Umphrey
Title:             President
Phone:          (781) 259-1144

Signature, Place, and Date of Signing:  January 25,2013

/s/ Willard L. Umphrey,   Lincoln, MA
----------------------
Willard L. Umphrey


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            15

Form 13F Information Table Value Total:           $ 53,706
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE

Form 13 F information Table

                  Title of                       Value           Shares/Sh/Put/     Invstmt       Other        Voting Authority
Name of Issuer     Class        CUSIP           (x$1000)         PRN AMT/PRN/Call    Dscretn       Mngrs        Sole/Shared/None

BHP Billiton          ADR          05545E209          14454               205400     SH          OTHER

Banco
Santender Chile     ADR     05965x109     282          9882     SH               OTHER               SHARED


China Yuchai     COM     G21082105     283     17977          SH          OTHER          SHARED

CIA Cervezeria     ADR     204429104     527     16650          SH          Other          Shared


Compania
de Bebidas     ADR     20441W203     1808         43066    SH               OTHER               SHARED

Ecopetrol SA     ADR     279158109     1049     17581     SH          OTHER               SHARED

Embraer SA     ADR     29082A107     221     7764     SH          OTHER               SHared


Enersis          ADR     29274F104     741         40692     SH               OTHER               SHARED


Giant           ADR     374511103     579          106939     SH          OTHER          SHARED
Interactive

Gold Fields     ADR     38059T106     1434        114823     SH               OTHER               SHARED


Infosys
Technologies     ADR     456788108     12447      294245     SH               OTHER               SHARED

METHANEX
CORP                 COM       59151K108     5444     170817  SH        OTHER         SHARED


PETROLEO
BRASILEIRO SA
PETRO              ADR    71654V101    1628       84344     SH         OTHER                             SHARED

SK Telecom     ADR     78440P108     546     34465     SH          OTHER               SHARED


Teva Pharm     ADR     881624209     12263     328419     SH          OTHER               SHARED


